Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, net, gross	$ 161,125	$ 157,529
Less - accumulated depreciation	(57,751)	(33,668)
Total property and equipment, net	103,374	123,861
Laboratory equipment & other [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net, gross	139,093	139,865
Computers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net, gross	3,782	2,161
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net, gross	5,204	5,204
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net, gross	$ 13,046	$ 10,299